Cash and cash equivalents (Details 3) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amount	$ 67,059,167	$ 57,570,583	$ 49,038,418
Banco Itau Corpbanca Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Banchile Corredores de Bolsa S.A.	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2025	12-30-2024	12-21-2023
Due date	01-06-2026	01-07-2025	01-04-2024
Currency	CLP	CLP	CLP
Amount	$ 750,200	$ 4,410,111	$ 501,150
Monthly interest rate	0.40%	0.45%	0.69%
Banco Bice Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BCI Corredores de Bolsa Chile S.A.	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2025	12-26-2024	12-28-2023
Due date	01-06-2026	01-02-2025	01-04-2024
Currency	CLP	CLP
Amount	$ 3,466,597	$ 996,877	$ 1,100,759
Monthly interest rate	0.40%	0.43%	0.69%
Banco Consorcio Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile Ltda.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025	12-30-2024	12-21-2023
Due date	01-06-2026	01-07-2025	01-04-2024
Currency	CLP	CLP	CLP
Amount	$ 520,855	$ 5,000,800	$ 501,150
Monthly interest rate	0.40%	0.48%	0.69%
Banco Consorcio Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile Ltda.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025	12-26-2024	12-29-2023
Due date	01-06-2026	01-02-2025	01-04-2024
Currency	CLP	CLP	CLP
Amount	$ 1,194,242	$ 1,200,900	$ 499,358
Monthly interest rate	0.40%	0.45%	0.70%
Banco Consorcio Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025		12-29-2023
Due date	01-06-2026		01-04-2024
Currency	CLP		CLP
Amount	$ 197,229		$ 68,791
Monthly interest rate	0.40%		0.70%
Banco Consorcio Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2025		12-29-2023
Due date	01-06-2026		01-11-2024
Currency	CLP
Amount	$ 2,017,656		$ 2,301,073
Monthly interest rate	0.40%		0.70%
Banco Consorcio Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2025		12-29-2023
Due date	01-06-2026		01-11-2024
Currency	CLP
Amount	$ 379,165		$ 700,327
Monthly interest rate	0.40%		0.70%
Banco Consorcio Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025
Due date	01-06-2026
Currency	CLP
Amount	$ 235,617
Monthly interest rate	0.40%
Banco Consorcio Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025
Due date	01-06-2026
Currency	CLP
Amount	$ 281,460
Monthly interest rate	0.40%
Banco Consorcio Chile Seven [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025
Due date	01-06-2026
Currency	CLP
Amount	$ 2,098,313
Monthly interest rate	0.40%
Banco Consorcio Chile Eight [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025
Due date	01-06-2026
Currency	CLP
Amount	$ 1,662,950
Monthly interest rate	0.40%
Banco De Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile Ltda.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-29-2025	12-26-2024	12-21-2023
Due date	01-06-2026	01-02-2025	01-04-2024
Currency	CLP	CLP	CLP
Amount	$ 983,626	$ 500,375	$ 44,421
Monthly interest rate	0.39%	0.45%	0.69%
Bancode Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile Ltda.	BCI Corredores de Bolsa Chile S.A.
Date of placement	12-29-2025	12-26-2024	12-28-2023
Due date	01-06-2026	01-02-2025	01-02-2024
Currency	CLP	CLP
Amount	$ 16,635	$ 1,494	$ 1,000,690
Monthly interest rate	0.39%	0.45%	0.69%
Bancode Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile Ltda.	BCI Corredores de Bolsa Chile S.A.
Date of placement	12-30-2025	12-26-2024	12-29-2023
Due date	01-08-2026	01-02-2025	01-11-2024
Currency	CLP	CLP
Amount	$ 281,560	$ 3,501,131	$ 1,979,530
Monthly interest rate	0.40%	0.45%	0.70%
Bancode Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-30-2025	12-30-2024	12-28-2023
Due date	01-08-2026	01-07-2025	01-02-2024
Currency	CLP	CLP
Amount	$ 67,514	$ 1,505,371	$ 2,601,795
Monthly interest rate	0.40%	0.48%	0.69%
Bancode Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-30-2025	12-30-2024	12-28-2023
Due date	01-06-2026	01-07-2025	01-04-2024
Currency	CLP	CLP
Amount	$ 2,200,293	$ 8,796,277	$ 400,276
Monthly interest rate	0.40%	0.48%	0.69%
Banco De Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2025		12-26-2023
Due date	01-06-2026		01-04-2024
Currency	CLP
Amount	$ 149,755		$ 1,501,725
Monthly interest rate	0.40%		0.69%
Banco De Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2025		12-29-2023
Due date	01-06-2026		01-11-2024
Currency	CLP
Amount	$ 388,887		$ 1,306,588
Monthly interest rate	0.40%		0.70%
Banco De Chile Seven [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2025		12-29-2023
Due date	01-06-2026		01-11-2024
Currency	CLP
Amount	$ 59,748		$ 1,694,812
Monthly interest rate	0.40%		0.70%
Banco De Credito E Inversiones Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025		12-29-2023
Due date	01-06-2026		01-04-2024
Currency	CLP		CLP
Amount	$ 3,456,425		$ 229,595
Monthly interest rate	0.40%		0.70%
Banco De Credito E Inversiones Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025		12-29-2023
Due date	01-06-2026		01-04-2024
Currency	CLP		CLP
Amount	$ 2,860,811		$ 270,638
Monthly interest rate	0.40%		0.70%
Banco De Credito E Inversiones Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025		12-21-2023
Due date	01-06-2026		01-04-2024
Currency	CLP		CLP
Amount	$ 683,697		$ 1,831,429
Monthly interest rate	0.40%		0.69%
Banco De Credito E Inversiones Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025		12-21-2023
Due date	01-06-2026		01-04-2024
Currency	CLP		CLP
Amount	$ 825,788		$ 659,321
Monthly interest rate	0.40%		0.69%
Banco Del Estado De Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025	12-30-2024
Due date	01-06-2026	01-07-2025
Currency	CLP	CLP
Amount	$ 1,690	$ 4,083,818
Monthly interest rate	0.40%	0.45%
Banco Itau Corpbanca Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BCI Corredores de Bolsa Chile S.A.	BCI Corredores de Bolsa Chile S.A.
Date of placement	12-30-2025	12-26-2024	12-29-2023
Due date	01-06-2026	01-02-2025	01-11-2024
Currency	CLP	CLP
Amount	$ 4,372,965	$ 499,111	$ 983,920
Monthly interest rate	0.40%	0.43%	0.70%
Banco Itau Corpbanca Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025
Due date	01-06-2026
Currency	CLP
Amount	$ 1,908,772
Monthly interest rate	0.40%
Banco Itau Corpbanca Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile		Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2025		12-29-2023
Due date	01-06-2026		01-11-2024
Currency	CLP
Amount	$ 1,610,869		$ 3,001,400
Monthly interest rate	0.40%		0.70%
Banco Santander Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025	12-27-2024	12-21-2023
Due date	01-08-2026	01-07-2025	01-04-2024
Currency	CLP	CLP	CLP
Amount	$ 511,165	$ 896,018	$ 1,223,454
Monthly interest rate	0.40%	0.45%	0.69%
Banco Santander Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025	12-27-2024	12-29-2023
Due date	01-08-2026	01-07-2025	01-04-2024
Currency	CLP	CLP	CLP
Amount	$ 391,916	$ 4,523	$ 156,239
Monthly interest rate	0.40%	0.45%	0.70%
Banco Santander Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025	12-27-2024	12-29-2023
Due date	01-08-2026	01-07-2025	01-04-2024
Currency	CLP	CLP	CLP
Amount	$ 48,018	$ 413,911	$ 88,694
Monthly interest rate	0.40%	0.45%	0.70%
Banco Santander Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025	12-27-2024	12-29-2023
Due date	01-06-2026	01-02-2025	01-04-2024
Currency	CLP	CLP	CLP
Amount	$ 3,677,420	$ 1,086,468	$ 76,362
Monthly interest rate	0.40%	0.45%	0.70%
Banco Santander Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025	12-27-2024	12-29-2023
Due date	01-06-2026	01-02-2025	01-04-2024
Currency	CLP	CLP	CLP
Amount	$ 607,901	$ 14,194	$ 214,256
Monthly interest rate	0.40%	0.45%	0.70%
Banco Santander Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025	12-27-2024	12-28-2023
Due date	01-06-2026	01-02-2025	01-04-2024
Currency	CLP	CLP	CLP
Amount	$ 3,155,244	$ 80,644	$ 800,552
Monthly interest rate	0.40%	0.45%	0.69%
Banco Santander Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025	12-27-2024	12-28-2023
Due date	01-06-2026	01-02-2025	01-04-2024
Currency	CLP	CLP	CLP
Amount	$ 628,887	$ 1,220,137	$ 1,501,035
Monthly interest rate	0.40%	0.45%	0.69%
Banco Santander Chile Seven [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025	12-27-2024	12-21-2023
Due date	01-06-2026	01-07-2025	01-04-2024
Currency	CLP	CLP	CLP
Amount	$ 5,270,772	$ 150,090	$ 1,503,450
Monthly interest rate	0.40%	0.45%	0.69%
Banco Santander Chile Eight [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BCI Corredores de Bolsa Chile S.A.
Date of placement	12-30-2025	12-27-2024	12-29-2023
Due date	01-06-2026	01-07-2025	01-11-2024
Currency	CLP	CLP
Amount	$ 461,616	$ 1,837,442	$ 372,324
Monthly interest rate	0.40%	0.45%	0.70%
Banco Santander Chile Nine [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BCI Corredores de Bolsa Chile S.A.
Date of placement	12-30-2025	12-30-2024	12-29-2023
Due date	01-06-2026	01-07-2025	01-11-2024
Currency	CLP	CLP
Amount	$ 630,001	$ 7,332	$ 2,295,554
Monthly interest rate	0.40%	0.45%	0.70%
Banco Santander Chile Ten [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	BCI Corredores de Bolsa Chile S.A.
Date of placement	12-30-2025	12-30-2024	12-29-2023
Due date	01-06-2026	01-02-2025	01-11-2024
Currency	CLP	CLP
Amount	$ 604,650	$ 2,949,259	$ 2,292,952
Monthly interest rate	0.40%	0.45%	0.70%
Banco Santander Chile Eleven [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2025	12-30-2024	12-27-2023
Due date	01-06-2026	01-02-2025	01-04-2024
Currency	CLP	CLP
Amount	$ 165,536	$ 1,184	$ 965,912
Monthly interest rate	0.40%	0.45%	0.69%
Banco Santander Chile Twelve [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BCI Corredores de Bolsa Chile S.A.	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2025	12-26-2024	12-27-2023
Due date	01-08-2026	01-02-2025	01-04-2024
Currency	CLP	CLP
Amount	$ 1,000,133	$ 1,664,112	$ 135,100
Monthly interest rate	0.40%	0.43%	0.69%
Banco Santander Chile Thirteen [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	BCI Corredores de Bolsa Chile S.A.	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2025	12-26-2024	12-29-2023
Due date	01-06-2026	01-02-2025	01-11-2024
Currency	CLP	CLP
Amount	$ 8,175,412	$ 291,480	$ 2,755,387
Monthly interest rate	0.40%	0.43%	0.70%
Banco Security Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile Ltda.	BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement	12-30-2025	12-26-2024	12-21-2023
Due date	01-08-2026	01-02-2025	01-04-2024
Currency	CLP	CLP	CLP
Amount	$ 1,701,569	$ 250,323	$ 501,150
Monthly interest rate	0.40%	0.45%	0.69%
Banco Security Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile Ltda.	BCI Corredores de Bolsa Chile S.A.
Date of placement	12-30-2025	12-26-2024	12-29-2023
Due date	01-08-2026	01-02-2025	01-11-2024
Currency	CLP	CLP
Amount	$ 98,671	$ 305,758	$ 979,874
Monthly interest rate	0.40%	0.45%	0.70%
Banco Security Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile Ltda.	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2025	12-26-2024	12-29-2023
Due date	01-06-2026	01-02-2025	01-11-2024
Currency	CLP	CLP
Amount	$ 3,437,240	$ 318,162	$ 350,163
Monthly interest rate	0.40%	0.45%	0.70%
Banco Security Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-30-2025	12-26-2024
Due date	01-06-2026	01-02-2025
Currency	CLP	CLP
Amount	$ 2,502,673	$ 428,029
Monthly interest rate	0.40%	0.45%
Banco Security Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-30-2025	12-26-2024
Due date	01-06-2026	01-02-2025
Currency	CLP	CLP
Amount	$ 462,106	$ 699,228
Monthly interest rate	0.40%	0.45%
Banco Security Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity	BancoEstado S.A. Corredores de Bolsa - Chile	Scotia Corredora de Bolsa Chile Ltda.
Date of placement	12-30-2025	12-30-2024
Due date	01-06-2026	01-07-2025
Currency	CLP	CLP
Amount	$ 354,851	$ 639,713
Monthly interest rate	0.40%	0.48%
Banco Santander Chile Fourteen [Member]
IfrsStatementLineItems [Line Items]
Financial entity	Scotia Corredora de Bolsa Chile Ltda.	BCI Corredores de Bolsa Chile S.A.	Scotia Corredora de Bolsa Chile S.A.
Date of placement	12-30-2025	12-26-2024	12-29-2023
Due date	01-08-2026	01-02-2025	01-11-2024
Currency	CLP	CLP
Amount	$ 500,067	$ 235,893	$ 2,847,226
Monthly interest rate	0.40%	0.43%	0.70%
Banco Santander Chile Fifteen [Member]
IfrsStatementLineItems [Line Items]
Financial entity		BCI Corredores de Bolsa Chile S.A.	Scotia Corredora de Bolsa Chile S.A.
Date of placement		12-26-2024	12-29-2023
Due date		01-02-2025	01-11-2024
Currency	CLP	CLP
Amount		$ 115,219	$ 350,163
Monthly interest rate		0.43%	0.70%
Banco Bice Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile Ltda.
Date of placement		12-23-2024
Due date		01-02-2025
Currency		CLP
Amount		$ 36,685
Monthly interest rate		0.43%
Banco Bice Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile Ltda.
Date of placement		12-23-2024
Due date		01-02-2025
Currency		CLP
Amount		$ 238,387
Monthly interest rate		0.43%
Banco Bice Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile Ltda.
Date of placement		12-30-2024
Due date		01-07-2025
Currency		CLP
Amount		$ 3,854
Monthly interest rate		0.48%
Banco Bice Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile Ltda.
Date of placement		12-30-2024
Due date		01-07-2025
Currency		CLP
Amount		$ 20,224
Monthly interest rate		0.48%
Banco Bice Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile Ltda.
Date of placement		12-23-2024
Due date		01-02-2025
Currency		CLP
Amount		$ 25,272
Monthly interest rate		0.43%
Banco Bice Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile Ltda.
Date of placement		12-30-2024
Due date		01-07-2025
Currency		CLP
Amount		$ 275,970
Monthly interest rate		0.48%
Banco Centralde Chile [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile Ltda.
Date of placement		12-30-2024
Due date		01-02-2025
Currency		CLP
Amount		$ 2,998,921
Monthly interest rate		0.48%
Bancodel Estadode Chile One [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile Ltda.
Date of placement		12-30-2024
Due date		01-02-2025
Currency		CLP
Amount		$ 1,500,240
Monthly interest rate		0.48%
Bancodel Estadode Chile Two [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile Ltda.
Date of placement		12-26-2024
Due date		01-02-2025
Currency		CLP
Amount		$ 4,003,000
Monthly interest rate		0.45%
Bancodel Estadode Chile Three [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile Ltda.
Date of placement		12-30-2024
Due date		01-02-2025
Currency		CLP
Amount		$ 1,559
Monthly interest rate		0.48%
Banco Security Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile Ltda.
Date of placement		12-30-2024
Due date		01-07-2025
Currency		CLP
Amount		$ 1,838,316
Monthly interest rate		0.48%
Banco Security Chile Seven [Member]
IfrsStatementLineItems [Line Items]
Financial entity		Scotia Corredora de Bolsa Chile Ltda.
Date of placement		12-30-2024
Due date		01-07-2025
Currency		CLP
Amount		$ 2,522,771
Monthly interest rate		0.48%
Banco De Credito E Inversiones Chile Four [Member]
IfrsStatementLineItems [Line Items]
Financial entity			BancoEstado S.A. Corredores de Bolsa - Chile
Date of placement			12-29-2023
Due date			01-04-2024
Currency			CLP
Amount			$ 96,860
Monthly interest rate			0.70%
Bancode Creditoe Inversiones Chile Five [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2023
Due date			01-11-2024
Currency	CLP
Amount			$ 1,965,032
Monthly interest rate			0.70%
Bancode Creditoe Inversiones Chile Six [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2023
Due date			01-11-2024
Currency	CLP
Amount			$ 2,737,161
Monthly interest rate			0.70%
Scotiabank Chile Sixteen [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2023
Due date			01-02-2024
Currency	CLP
Amount			$ 650,303
Monthly interest rate			0.70%
Scotiabank Chile Seventeen [Member]
IfrsStatementLineItems [Line Items]
Financial entity			Scotia Corredora de Bolsa Chile S.A.
Date of placement			12-29-2023
Due date			01-09-2024
Currency	CLP
Amount			$ 1,000,467
Monthly interest rate			0.70%